Quarterly Schedules of
Portfolio Holdings
January 31, 2021
Target Retirement Funds

Institutional Class
Harbor Target Retirement Income Fund	HARAX
Harbor Target Retirement 2020 Fund	HARJX
Harbor Target Retirement 2025 Fund	HARMX
Harbor Target Retirement 2030 Fund	HARPX
Harbor Target Retirement 2035 Fund	HARUX
Harbor Target Retirement 2040 Fund	HARYX
Harbor Target Retirement 2045 Fund	HACCX
Harbor Target Retirement 2050 Fund	HAFFX
Harbor Target Retirement 2055 Fund	HATRX
Harbor Target Retirement 2060 Fund	HATDX

Harbor Target Retirement Income Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—20.0%
Shares		Value
2,417	Harbor Capital Appreciation Fund	$249
39,802	Harbor Diversified International All Cap Fund	492
5,931	Harbor Global Leaders Fund	210
11,363	Harbor International Fund	492
21,960	Harbor International Growth Fund	493
30,597	Harbor Large Cap Value Fund	589
19,143	Harbor Mid Cap Growth Fund	255
18,671	Harbor Mid Cap Value Fund	382
12,905	Harbor Small Cap Growth Fund	229
7,039	Harbor Small Cap Value Fund	280
9,429	Harbor Strategic Growth Fund	249
TOTAL EQUITY FUNDS
(Cost $3,021)		3,920

FIXED INCOME FUNDS—70.0%
Shares		Value
420,019	Harbor Bond Fund	$5,150
474,602	Harbor Core Bond Fund	5,149
343,468	Harbor High-Yield Bond Fund	3,421
TOTAL FIXED INCOME FUNDS
(Cost $13,402)		13,720

MONEY MARKET FUND—10.0%
(Cost $1,960)
1,960,033	Harbor Money Market Fund	1,960
TOTAL INVESTMENTS—100.0%
(Cost $18,383)		19,600
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$19,600

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$5,448	$255	$(512)	$(59)	$18	$55	$38
Harbor Capital Appreciation Fund	259	52	(74)	(9)	21	29	—
Harbor Core Bond Fund	5,443	324	(518)	(146)	47	108	40
Harbor Diversified International All Cap Fund	520	21	(150)	92	9	—	5
Harbor Global Leaders Fund	222	28	(52)	4	8	16	—
Harbor High-Yield Bond Fund	3,627	77	(437)	149	5	—	51
Harbor International Fund	521	26	(145)	80	10	—	6
Harbor International Growth Fund	518	17	(128)	53	32	—	3
Harbor Large Cap Value Fund	625	46	(158)	53	22	17	2
Harbor Mid Cap Growth Fund	264	57	(78)	(15)	27	35	—
Harbor Mid Cap Value Fund	409	26	(136)	31	52	—	9
Harbor Money Market Fund	2,080	72	(193)	—	1	—	—
Harbor Small Cap Growth Fund	242	32	(73)	6	23	16	—
Harbor Small Cap Value Fund	299	19	(109)	27	44	—	1
Harbor Strategic Growth Fund	264	17	(51)	11	8	7	1
Total	$20,741	$1,069	$(2,814)	$277	$327	$283	$156

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2020 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—29.5%
Shares		Value
4,628	Harbor Capital Appreciation Fund	$477
76,767	Harbor Diversified International All Cap Fund	950
10,901	Harbor Global Leaders Fund	387
21,927	Harbor International Fund	950
42,255	Harbor International Growth Fund	947
58,474	Harbor Large Cap Value Fund	1,124
38,480	Harbor Mid Cap Growth Fund	512
35,697	Harbor Mid Cap Value Fund	731
26,067	Harbor Small Cap Growth Fund	463
13,861	Harbor Small Cap Value Fund	551
17,986	Harbor Strategic Growth Fund	475
TOTAL EQUITY FUNDS
(Cost $5,754)		7,567

FIXED INCOME FUNDS—63.5%
Shares		Value
472,312	Harbor Bond Fund	$5,790
534,012	Harbor Core Bond Fund	5,794
474,379	Harbor High-Yield Bond Fund	4,725
TOTAL FIXED INCOME FUNDS
(Cost $15,901)		16,309

MONEY MARKET FUND—7.0%
(Cost $1,804)
1,803,509	Harbor Money Market Fund	1,804
TOTAL INVESTMENTS—100.0%
(Cost $23,459)		25,680
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$25,680

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$5,366	$671	$(199)	$(60)	$13	$58	$40
Harbor Capital Appreciation Fund	432	103	(78)	(4)	24	53	—
Harbor Core Bond Fund	5,360	745	(202)	(128)	19	115	42
Harbor Diversified International All Cap Fund	884	38	(149)	166	11	—	9
Harbor Global Leaders Fund	356	58	(46)	2	16	29	—
Harbor High-Yield Bond Fund	4,376	316	(157)	194	(4)	—	66
Harbor International Fund	885	55	(147)	127	30	—	10
Harbor International Growth Fund	880	47	(132)	104	48	—	6
Harbor Large Cap Value Fund	1,035	87	(126)	97	31	30	4
Harbor Mid Cap Growth Fund	462	112	(81)	(8)	27	66	—
Harbor Mid Cap Value Fund	692	33	(137)	103	40	—	17
Harbor Money Market Fund	1,672	185	(54)	—	—	—	—
Harbor Small Cap Growth Fund	425	60	(75)	32	21	32	—
Harbor Small Cap Value Fund	515	32	(121)	92	34	—	3
Harbor Strategic Growth Fund	440	44	(40)	18	13	13	2
Total	$23,780	$2,586	$(1,744)	$735	$323	$396	$199

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2025 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—39.7%
Shares		Value
5,665	Harbor Capital Appreciation Fund	$583
95,280	Harbor Diversified International All Cap Fund	1,179
13,114	Harbor Global Leaders Fund	465
27,219	Harbor International Fund	1,179
52,322	Harbor International Growth Fund	1,173
71,634	Harbor Large Cap Value Fund	1,378
47,770	Harbor Mid Cap Growth Fund	636
44,368	Harbor Mid Cap Value Fund	908
32,473	Harbor Small Cap Growth Fund	577
17,221	Harbor Small Cap Value Fund	685
22,057	Harbor Strategic Growth Fund	582
TOTAL EQUITY FUNDS
(Cost $7,235)		9,345

FIXED INCOME FUNDS—60.3%
Shares		Value
390,193	Harbor Bond Fund	$4,784
441,213	Harbor Core Bond Fund	4,787
462,122	Harbor High-Yield Bond Fund	4,603
TOTAL FIXED INCOME FUNDS
(Cost $13,878)		14,174
TOTAL INVESTMENTS—100.0%
(Cost $21,113)		23,519
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$23,519

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$4,437	$635	$(248)	$(47)	$7	$50	$32
Harbor Capital Appreciation Fund	553	124	(119)	(12)	37	67	—
Harbor Core Bond Fund	4,436	691	(247)	(111)	18	96	36
Harbor Diversified International All Cap Fund	1,123	50	(222)	212	16	—	12
Harbor Global Leaders Fund	441	62	(61)	2	21	36	—
Harbor High-Yield Bond Fund	4,275	404	(264)	191	(3)	—	66
Harbor International Fund	1,124	51	(198)	160	42	—	13
Harbor International Growth Fund	1,122	42	(186)	123	72	—	8
Harbor Large Cap Value Fund	1,307	91	(183)	110	53	38	5
Harbor Mid Cap Growth Fund	598	142	(130)	(14)	40	85	—
Harbor Mid Cap Value Fund	881	97	(256)	125	61	—	22
Harbor Small Cap Growth Fund	549	70	(110)	36	32	41	—
Harbor Small Cap Value Fund	662	47	(188)	125	39	—	3
Harbor Strategic Growth Fund	557	49	(64)	22	18	17	2
Total	$22,065	$2,555	$(2,476)	$922	$453	$430	$199

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2030 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—48.1%
Shares		Value
11,954	Harbor Capital Appreciation Fund	$1,231
163,984	Harbor Diversified International All Cap Fund	2,029
22,254	Harbor Global Leaders Fund	789
46,816	Harbor International Fund	2,029
90,100	Harbor International Growth Fund	2,020
122,254	Harbor Large Cap Value Fund	2,351
82,470	Harbor Mid Cap Growth Fund	1,098
76,148	Harbor Mid Cap Value Fund	1,559
55,546	Harbor Small Cap Growth Fund	987
29,335	Harbor Small Cap Value Fund	1,167
29,410	Harbor Strategic Growth Fund	776
TOTAL EQUITY FUNDS
(Cost $12,213)		16,036

FIXED INCOME FUNDS—51.9%
Shares		Value
439,056	Harbor Bond Fund	$5,383
496,204	Harbor Core Bond Fund	5,384
655,581	Harbor High-Yield Bond Fund	6,529
TOTAL FIXED INCOME FUNDS
(Cost $16,879)		17,296
TOTAL INVESTMENTS—100.0%
(Cost $29,092)		33,332
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$33,332

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$4,905	$792	$(270)	$(70)	$26	$55	$36
Harbor Capital Appreciation Fund	1,111	173	(97)	10	34	140	—
Harbor Core Bond Fund	4,902	859	(275)	(123)	21	107	40
Harbor Diversified International All Cap Fund	1,855	95	(294)	343	29	—	20
Harbor Global Leaders Fund	720	90	(56)	16	19	59	—
Harbor High-Yield Bond Fund	5,956	653	(339)	264	(4)	—	92
Harbor International Fund	1,857	104	(263)	311	20	—	22
Harbor International Growth Fund	1,850	64	(213)	259	60	—	13
Harbor Large Cap Value Fund	2,150	141	(204)	225	39	63	9
Harbor Mid Cap Growth Fund	989	187	(114)	11	25	147	—
Harbor Mid Cap Value Fund	1,455	128	(333)	253	56	—	37
Harbor Small Cap Growth Fund	911	105	(140)	61	50	71	—
Harbor Small Cap Value Fund	1,098	55	(259)	229	44	—	5
Harbor Strategic Growth Fund	709	61	(44)	38	12	22	3
Total	$30,468	$3,507	$(2,901)	$1,827	$431	$664	$277

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2035 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—57.4%
Shares		Value
10,638	Harbor Capital Appreciation Fund	$1,095
134,047	Harbor Diversified International All Cap Fund	1,658
18,171	Harbor Global Leaders Fund	644
38,187	Harbor International Fund	1,655
74,623	Harbor International Growth Fund	1,673
99,737	Harbor Large Cap Value Fund	1,918
67,784	Harbor Mid Cap Growth Fund	902
62,528	Harbor Mid Cap Value Fund	1,280
45,225	Harbor Small Cap Growth Fund	804
23,881	Harbor Small Cap Value Fund	950
21,082	Harbor Strategic Growth Fund	557
TOTAL EQUITY FUNDS
(Cost $10,101)		13,136

FIXED INCOME FUNDS—42.6%
Shares		Value
244,174	Harbor Bond Fund	$2,994
275,936	Harbor Core Bond Fund	2,994
377,915	Harbor High-Yield Bond Fund	3,764
TOTAL FIXED INCOME FUNDS
(Cost $9,554)		9,752
TOTAL INVESTMENTS—100.0%
(Cost $19,655)		22,888
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$22,888

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$2,630	$464	$(75)	$(31)	$6	$29	$20
Harbor Capital Appreciation Fund	936	186	(63)	16	21	120	—
Harbor Core Bond Fund	2,628	498	(76)	(61)	5	58	22
Harbor Diversified International All Cap Fund	1,460	52	(150)	275	21	—	16
Harbor Global Leaders Fund	564	77	(24)	19	8	47	—
Harbor High-Yield Bond Fund	3,309	392	(82)	141	4	—	52
Harbor International Fund	1,463	69	(139)	282	(20)	—	17
Harbor International Growth Fund	1,461	49	(90)	227	26	—	10
Harbor Large Cap Value Fund	1,689	103	(83)	190	19	51	7
Harbor Mid Cap Growth Fund	778	157	(61)	14	14	116	—
Harbor Mid Cap Value Fund	1,131	87	(181)	239	4	—	30
Harbor Small Cap Growth Fund	716	75	(75)	61	27	58	—
Harbor Small Cap Value Fund	857	36	(160)	190	27	—	4
Harbor Strategic Growth Fund	481	54	(12)	30	3	16	2
Total	$20,103	$2,299	$(1,271)	$1,592	$165	$495	$180

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2040 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—67.4%
Shares		Value
19,729	Harbor Capital Appreciation Fund	$2,032
248,335	Harbor Diversified International All Cap Fund	3,072
33,945	Harbor Global Leaders Fund	1,204
70,651	Harbor International Fund	3,061
138,051	Harbor International Growth Fund	3,095
185,990	Harbor Large Cap Value Fund	3,577
124,510	Harbor Mid Cap Growth Fund	1,657
117,976	Harbor Mid Cap Value Fund	2,415
83,812	Harbor Small Cap Growth Fund	1,489
45,148	Harbor Small Cap Value Fund	1,797
38,149	Harbor Strategic Growth Fund	1,007
TOTAL EQUITY FUNDS
(Cost $18,940)		24,406

FIXED INCOME FUNDS—32.6%
Shares		Value
308,042	Harbor Bond Fund	$3,776
348,180	Harbor Core Bond Fund	3,778
426,928	Harbor High-Yield Bond Fund	4,252
TOTAL FIXED INCOME FUNDS
(Cost $11,505)		11,806
TOTAL INVESTMENTS—100.0%
(Cost $30,445)		36,212
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—
TOTAL NET ASSETS—100.0%		$36,212

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$3,309	$578	$(79)	$(39)	$8	$36	$25
Harbor Capital Appreciation Fund	1,700	391	(127)	14	54	228	—
Harbor Core Bond Fund	3,306	621	(80)	(76)	7	72	26
Harbor Diversified International All Cap Fund	2,645	67	(182)	515	27	—	30
Harbor Global Leaders Fund	1,032	132	(10)	45	5	88	—
Harbor High-Yield Bond Fund	3,709	461	(79)	164	(3)	—	57
Harbor International Fund	2,649	82	(149)	541	(62)	—	32
Harbor International Growth Fund	2,670	55	(97)	422	45	—	19
Harbor Large Cap Value Fund	3,078	176	(59)	362	20	94	13
Harbor Mid Cap Growth Fund	1,411	304	(107)	9	40	217	—
Harbor Mid Cap Value Fund	2,045	109	(176)	455	(18)	—	55
Harbor Small Cap Growth Fund	1,290	146	(105)	113	45	105	—
Harbor Small Cap Value Fund	1,549	29	(173)	362	29	—	8
Harbor Strategic Growth Fund	860	101	(14)	57	3	28	4
Total	$31,253	$3,252	$(1,437)	$2,944	$200	$868	$269
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2045 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—72.8%
Shares		Value
12,031	Harbor Capital Appreciation Fund	$1,239
150,271	Harbor Diversified International All Cap Fund	1,859
21,030	Harbor Global Leaders Fund	746
42,780	Harbor International Fund	1,854
83,486	Harbor International Growth Fund	1,872
113,511	Harbor Large Cap Value Fund	2,183
74,774	Harbor Mid Cap Growth Fund	995
71,630	Harbor Mid Cap Value Fund	1,466
50,434	Harbor Small Cap Growth Fund	896
27,283	Harbor Small Cap Value Fund	1,086
23,278	Harbor Strategic Growth Fund	614
TOTAL EQUITY FUNDS
(Cost $11,545)		14,810

FIXED INCOME FUNDS—27.2%
Shares		Value
184,209	Harbor Bond Fund	$2,258
123,306	Harbor Core Bond Fund	1,338
194,876	Harbor High-Yield Bond Fund	1,941
TOTAL FIXED INCOME FUNDS
(Cost $5,411)		5,537
TOTAL INVESTMENTS—100.0%
(Cost $16,956)		20,347
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$20,347

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$1,973	$369	$(67)	$(24)	$7	$22	$15
Harbor Capital Appreciation Fund	1,075	212	(92)	13	31	135	—
Harbor Core Bond Fund	1,168	234	(39)	(28)	3	25	9
Harbor Diversified International All Cap Fund	1,642	57	(171)	306	25	—	17
Harbor Global Leaders Fund	656	95	(38)	16	16	54	—
Harbor High-Yield Bond Fund	1,699	236	(68)	71	3	—	26
Harbor International Fund	1,642	76	(158)	391	(97)	—	19
Harbor International Growth Fund	1,642	48	(100)	244	38	—	11
Harbor Large Cap Value Fund	1,924	139	(117)	208	29	57	8
Harbor Mid Cap Growth Fund	866	160	(63)	7	25	126	—
Harbor Mid Cap Value Fund	1,276	84	(164)	275	(5)	—	33
Harbor Small Cap Growth Fund	793	73	(67)	83	14	60	—
Harbor Small Cap Value Fund	959	27	(138)	211	27	—	5
Harbor Strategic Growth Fund	541	65	(29)	30	8	17	2
Total	$17,856	$1,875	$(1,311)	$1,803	$124	$496	$145

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2050 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—81.7%
Shares		Value
22,486	Harbor Capital Appreciation Fund	$2,316
279,779	Harbor Diversified International All Cap Fund	3,461
39,636	Harbor Global Leaders Fund	1,406
79,540	Harbor International Fund	3,446
155,107	Harbor International Growth Fund	3,478
212,661	Harbor Large Cap Value Fund	4,089
138,780	Harbor Mid Cap Growth Fund	1,847
132,763	Harbor Mid Cap Value Fund	2,718
93,215	Harbor Small Cap Growth Fund	1,656
50,512	Harbor Small Cap Value Fund	2,010
43,496	Harbor Strategic Growth Fund	1,148
TOTAL EQUITY FUNDS
(Cost $21,438)		27,575

FIXED INCOME FUNDS—18.3%
Shares		Value
188,733	Harbor Bond Fund	$2,314
106,657	Harbor Core Bond Fund	1,157
272,961	Harbor High-Yield Bond Fund	2,719
TOTAL FIXED INCOME FUNDS
(Cost $6,077)		6,190
TOTAL INVESTMENTS—100.0%
(Cost $27,515)		33,765
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$33,765

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$1,984	$365	$(17)	$(20)	$2	$23	$16
Harbor Capital Appreciation Fund	1,923	517	(198)	6	68	257	—
Harbor Core Bond Fund	992	195	(9)	(22)	1	22	8
Harbor Diversified International All Cap Fund	2,934	132	(206)	570	31	—	33
Harbor Global Leaders Fund	1,188	202	(40)	37	19	102	—
Harbor High-Yield Bond Fund	2,320	317	(21)	102	1	—	37
Harbor International Fund	2,942	177	(204)	613	(82)	—	36
Harbor International Growth Fund	2,958	145	(144)	457	62	—	21
Harbor Large Cap Value Fund	3,453	268	(62)	408	22	107	15
Harbor Mid Cap Growth Fund	1,543	426	(177)	(13)	68	240	—
Harbor Mid Cap Value Fund	2,271	179	(220)	477	11	—	61
Harbor Small Cap Growth Fund	1,409	209	(135)	149	24	116	—
Harbor Small Cap Value Fund	1,700	59	(178)	406	23	—	9
Harbor Strategic Growth Fund	965	128	(11)	63	3	32	4
Total	$28,582	$3,319	$(1,622)	$3,233	$253	$899	$240

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2055 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—90.9%
Shares		Value
7,955	Harbor Capital Appreciation Fund	$819
99,153	Harbor Diversified International All Cap Fund	1,226
14,244	Harbor Global Leaders Fund	505
28,280	Harbor International Fund	1,225
54,620	Harbor International Growth Fund	1,225
75,360	Harbor Large Cap Value Fund	1,449
48,618	Harbor Mid Cap Growth Fund	647
46,440	Harbor Mid Cap Value Fund	951
32,811	Harbor Small Cap Growth Fund	583
17,683	Harbor Small Cap Value Fund	704
15,487	Harbor Strategic Growth Fund	409
TOTAL EQUITY FUNDS
(Cost $7,843)		9,743

FIXED INCOME FUNDS—9.1%
Shares		Value
43,590	Harbor Bond Fund	$534
43,842	Harbor High-Yield Bond Fund	437
TOTAL FIXED INCOME FUNDS
(Cost $955)		971
TOTAL INVESTMENTS—100.0%
(Cost $8,798)		10,714
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—[a]
TOTAL NET ASSETS—100.0%		$10,714

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$431	$110	$(3)	$(4)	$—	$4	$4
Harbor Capital Appreciation Fund	650	192	(47)	4	20	88	—
Harbor Diversified International All Cap Fund	982	91	(49)	201	1	—	11
Harbor Global Leaders Fund	404	86	(2)	17	—	36	—
Harbor High-Yield Bond Fund	350	73	(2)	16	—	—	6
Harbor International Fund	983	114	(50)	206	(28)	—	12
Harbor International Growth Fund	987	89	(27)	168	8	—	7
Harbor Large Cap Value Fund	1,160	160	(17)	142	4	37	5
Harbor Mid Cap Growth Fund	518	137	(25)	8	9	81	—
Harbor Mid Cap Value Fund	762	106	(84)	168	(1)	—	21
Harbor Small Cap Growth Fund	469	83	(27)	54	4	39	—
Harbor Small Cap Value Fund	569	53	(65)	131	16	—	3
Harbor Strategic Growth Fund	325	64	(2)	21	1	11	2
Total	$8,590	$1,358	$(400)	$1,132	$34	$296	$71

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement 2060 Fund
Portfolio of Investments—January 31, 2021 (Unaudited)

Value and Cost in Thousands
EQUITY FUNDS—92.8%
Shares		Value
665	Harbor Capital Appreciation Fund	$69
8,287	Harbor Diversified International All Cap Fund	103
1,194	Harbor Global Leaders Fund	42
2,366	Harbor International Fund	103
4,567	Harbor International Growth Fund	102
6,301	Harbor Large Cap Value Fund	121
4,054	Harbor Mid Cap Growth Fund	54
3,880	Harbor Mid Cap Value Fund	79
2,744	Harbor Small Cap Growth Fund	49
1,481	Harbor Small Cap Value Fund	59
1,295	Harbor Strategic Growth Fund	34
TOTAL EQUITY FUNDS
(Cost $734)		815

FIXED INCOME FUNDS—7.2%
Shares		Value
2,822	Harbor Bond Fund	$35
2,836	Harbor High-Yield Bond Fund	28
TOTAL FIXED INCOME FUNDS
(Cost $62)		63
TOTAL INVESTMENTS—100.0%
(Cost $796)		878
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		—[a]
TOTAL NET ASSETS—100.0%		$878

AFFILIATED TRANSACTIONS
The Underlying Funds are considered to be affiliated with the Fund. The following table shows investment transactions and earnings from investments in the affiliated funds during the period November 1, 2020 through January 31, 2021.
Underlying Funds	Beginning Balance as of 11/01/2020 (000s)	Purchases of Affiliated Funds (000s)	Sales of Affiliated Funds (000s)	Change in Net Unrealized Gain/(Loss) from Affiliated Funds (000s)	Net Realized Gain/(Loss)		Investment Income from Affiliated Funds (000s)
					Sales of Affiliated Funds (000s)	Distributions Received from Affiliated Funds (000s)
Harbor Bond Fund	$23	$19	$(6)	$(1)	$—	$—	$—
Harbor Capital Appreciation Fund	46	39	(18)	(4)	6	7	—
Harbor Diversified International All Cap Fund	68	45	(26)	8	8	—	1
Harbor Global Leaders Fund	28	22	(9)	(1)	2	3	—
Harbor High-Yield Bond Fund	18	15	(6)	1	—	—	—
Harbor International Fund	68	48	(26)	6	7	—	1
Harbor International Growth Fund	68	45	(24)	4	9	—	1
Harbor Large Cap Value Fund	80	60	(30)	3	8	3	—
Harbor Mid Cap Growth Fund	36	31	(14)	(4)	5	6	—
Harbor Mid Cap Value Fund	53	39	(26)	5	8	—	2
Harbor Small Cap Growth Fund	32	25	(13)	—	5	3	—
Harbor Small Cap Value Fund	39	28	(20)	5	7	—	—
Harbor Strategic Growth Fund	23	18	(8)	(1)	2	1	—
Total	$582	$434	$(226)	$21	$67	$23	$5

a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Target Retirement Funds
Notes to Portfolios of Investments—January 31, 2021 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2021, the Trust consists of 36 separate portfolios. The portfolios covered by this report are: Harbor Target Retirement Income Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund, Harbor Target Retirement 2055 Fund, and Harbor Target Retirement 2060 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by subadvisers, none of which is affiliated with the Adviser.
 Note 2—Significant Accounting Policies
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily indicative of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable. At January 31, 2021, all investments held by each Fund (as disclosed in the Portfolio of Investments) were classified as Level 1. There were no Level 3 investments at January 31, 2021 or October 31, 2020.
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the Target Retirement Funds’ prospectus and statement of additional information, as well as the prospectus of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
The Funds do not invest in the Underlying Funds for the purpose of exercising management of control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2021, each Fund held less than 25% of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 25% of Harbor Core Bond Fund.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Funds’ website at harborfunds.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees & Officers
Charles F. McCain
Chairman, President & Trustee
Scott M. Amero
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Kathryn L. Quirk
Trustee
Douglas J. Skinner
Trustee
Ann M. Spruill
Trustee
Erik D. Ojala
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Kristof M. Gleich
Vice President
Gregg M. Boland
Vice President
Diana R. Podgorny
Secretary
Jodie L. Crotteau
Assistant Secretary
Lana M. Lewandowski
AML Compliance Officer
& Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor
Harbor Funds Distributors, Inc.
111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Services
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
FD.NQ.TR.0120